Investment in Equity Investee - Additional Information (Details) - Maya System, Inc.	1 Months Ended
	Oct. 31, 2018 JPY (¥)	Dec. 31, 2020 USD ($)
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%
Consideration to acquire equity interest | ¥	¥ 49,000,000
Equity method investment written down value | $		$ 0